Events after the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After Reporting Period [Abstract]
Events after the Reporting Period	Event after the Reporting Period Dividends On February 25, 2026, the Company declared a dividend of $0.245 per share, payable on April 15, 2026, to shareholders of record on March 31, 2026.